Asset Impairment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Long-lived asset impairment charges	$ 4.7	$ 6.2	$ 12.0
Asset impairment charges, net of tax	$ 2.9	$ 3.8	$ 7.4
Segment, Discontinued Operations [Member] | LongHorn Steakhouse [Member]
Number of restaurants		3	1
Segment, Discontinued Operations [Member] | Red Lobster [Member]
Number of restaurants	2	3
LongHorn Steakhouse [Member] | Segment, Written Down [Member]
Number of restaurants		2	1
Red Lobster [Member] | Segment, Written Down [Member]
Number of restaurants	1
Segment, Written Down [Member] | Olive Garden [Member]
Number of restaurants		1